Significant accounting policies - Effect of IFRS 9 on reserves and retained earnings (Details) - SEK (kr) kr in Millions		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016	[1],[2]	Dec. 31, 2015
Disclosure of initial application of standards or interpretations
Equity		kr 18,239	[1],[2]	kr 17,574	[1],[2]	kr 17,136		kr 16,828
Impact of the implementation of IFRS 9 on Group's equity				14
Own Credit risk
Disclosure of initial application of standards or interpretations
Equity	[1],[2]	(117)
Impact of the implementation of IFRS 9 on Group's equity				(409)
Own Credit risk | Increase (decrease) due to transfer of value changes in credit risk
Disclosure of initial application of standards or interpretations
Equity				(524)
Own Credit risk | Increase (decrease) due to tax impact
Disclosure of initial application of standards or interpretations
Equity				115
Own Credit risk | Opening balance under IFRS 9
Disclosure of initial application of standards or interpretations
Equity				(409)
Fair value reserve
Disclosure of initial application of standards or interpretations
Equity				9	[1],[2]	35		(1)
Impact of the implementation of IFRS 9 on Group's equity				(9)
Fair value reserve | Increase (decrease) due to reclassification of instruments from AFS to FVTPL
Disclosure of initial application of standards or interpretations
Equity				(12)
Fair value reserve | Increase (decrease) due to tax impact
Disclosure of initial application of standards or interpretations
Equity				3
Retained earnings
Disclosure of initial application of standards or interpretations
Equity		kr 14,402	[1],[2]	13,554	[1],[2]	kr 13,016		kr 12,592
Impact of the implementation of IFRS 9 on Group's equity				432
Retained earnings | Increase (decrease) due to transfer of value changes in credit risk
Disclosure of initial application of standards or interpretations
Equity				409
Retained earnings | Increase (decrease) due to reclassification of instruments from AFS to FVTPL
Disclosure of initial application of standards or interpretations
Equity				9
Retained earnings | Increase (decrease) due to effect of IFRS 9 - ECL
Disclosure of initial application of standards or interpretations
Equity				18
Retained earnings | Increase (decrease) due to tax impact
Disclosure of initial application of standards or interpretations
Equity				(4)
Retained earnings | Opening balance under IFRS 9
Disclosure of initial application of standards or interpretations
Equity				kr 13,986

[1]	See Note 23.
[2]	The entire equity is attributable to the shareholder of the Parent Company.